UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York,			NY 10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2016

Item 1. Reports to Stockholders.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended August 31, 2016. The net asset values (NAV) per share at that date were $14.99, $14.88, $15.02, $15.00 and $15.02 for Class A, Class C, Class I, Class R and Class Z shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended August 31, 2016
Cohen & Steers Dividend Value Fund—Class A	13.46%
Cohen & Steers Dividend Value Fund—Class C	13.12%
Cohen & Steers Dividend Value Fund—Class I	13.71%
Cohen & Steers Dividend Value Fund—Class R	13.39%
Cohen & Steers Dividend Value Fund—Class Z	13.71%
Russell 1000 Value Index[a]	16.26%
S&P 500 Index[a]	13.60%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and net realized gains are a return of capital distributed from the Fund's assets.

a  The Russell 1000 Value Index measures the performance of the large-capitalization value segment of the U.S. equity universe in the Russell 1000 Index that have lower price-to-book ratios and lower expected growth values. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Market Review

U.S. stocks rebounded in the six-month period ended August 31, 2016, with large-cap, small-cap and mid-cap indexes registering substantial gains. The steady advance was interrupted briefly in late June when the United Kingdom voted to leave the European Union (broadly referred to as "Brexit"); global markets plunged at the unexpected outcome, with investors abandoning stocks for the perceived safe havens of gold, the U.S. dollar and sovereign debt.

The short-term impact of Brexit was negligible, and markets soon resumed their upward momentum despite persistent concerns about the pace of global economic growth. Late in the period, citing improving U.S. economic data, Federal Reserve Chair Janet Yellen said the Fed may raise interest rates before year-end.

Large-cap value stocks outperformed large-cap growth stocks, in part due to the index's large financial services sector. U.S. banks in particular rallied after passing their 2016 stress tests (which enabled them to return more capital to shareholders) and at the likelihood for higher interest rates, which will relieve the years-long pressure of near-zero-interest rates on margins. The recovery in crude oil prices also benefited banks with substantial energy loan portfolios.

Fund Performance

The Fund advanced in the period, but underperformed its benchmark. The biggest detractor to relative performance was our stock selection in the financial services and information technology sectors. Within financial services, our allocation to insurance companies and real estate investment trusts was unfavorable at a time when investors shifted into cyclical stocks. While our investment in Apple Inc. had a significant absolute gain, it detracted from relative return as well. In May, the company announced its first quarterly decline in revenues in 13 years, which hurt not just the company, but also its suppliers. Reduced enterprise spending on information technology compounded the effect on the sector.

Our stock selection in the energy sector enhanced the Fund's relative return. The sector rose along with oil prices, which briefly touched $50 a barrel in July. The single biggest contributor to relative performance was our overweight position in Devon Energy, which spiked after an equity offering, asset sales and aggressive cost cutting. We also had a favorable underweight in the defensive utilities sector, which lagged the index in part due to the outlook for higher interest rates.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Sincerely,

RICHARD E. HELM	CHRISTOPHER RHINE
Portfolio Manager	Portfolio Manager

JAMELAH LEDDY	ANATOLIY CHEREVACH
Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories including real estate securities, listed infrastructure, commodities and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended August 31, 2016

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	3.87%[a]	7.03%[b]	—	—	—
1 Year (without sales charge)	8.76%	8.03%	9.14%	8.54%	9.14%
5 Years (with sales charge)	11.40%[a]	11.70%	—	—	—
5 Years (without sales charge)	12.43%	11.70%	12.82%	—	—
10 Years (with sales charge)	5.25%[a]	5.05%	—	—	—
10 Years (without sales charge)	5.74%	5.05%	6.12%	—	—
Since Inception[c] (with sales charge)	5.94%[a]	5.70%	—	—	—
Since Inception[c] (without sales charge)	6.38%	5.70%	6.76%	3.85%	4.39%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

For the four months ended June 30, 2016, the annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the July 1, 2015 prospectus were as follows: Class A—1.33% and 1.00%; Class C—1.98% and 1.65%; Class I—1.08% and 0.65%; Class R—1.48% and 1.15%; and Class Z—0.98% and 0.65%. Effective July 1, 2016, the annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the July 1, 2016 prospectus were as follows: Class A—1.26% and 1.00%; Class C—1.91% and 1.65%; Class I—1.01% and 0.65%; Class R—1.41% and 1.15% and Class Z—0.91% and 0.65%. Through June 30, 2018, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so the Fund's total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.00% for Class A shares, 1.65% for Class C shares, 0.65% for Class I shares, 1.15% for Class R shares and 0.65% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1.00%.

c  Inception date of August 31, 2005 for Class A, C and I shares and October 1, 2014 for Class R and Z shares.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016—August 31, 2016.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period[a] March 1, 2016– August 31, 2016
Class A
Actual (13.46% return)	$1,000.00	$1,134.60	$5.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.16	$5.09
Class C
Actual (13.12% return)	$1,000.00	$1,131.20	$8.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.89	$8.39
Class I
Actual (13.71% return)	$1,000.00	$1,137.10	$3.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.93	$3.31
Class R
Actual (13.39% return)	$1,000.00	$1,133.90	$6.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.41	$5.85
Class Z
Actual (13.71% return)	$1,000.00	$1,137.10	$3.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.93	$3.31

a  Expenses are equal to the Fund's Class A, Class C, Class I, Class R and Class Z annualized net expense ratios of 1.00%, 1.65%, 0.65%, 1.15% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COHEN & STEERS DIVIDEND VALUE FUND, INC.

August 31, 2016
Top Ten Holdings
(Unaudited)

Security	Value	% of Net Assets
JPMorgan Chase & Co.	$6,486,750	3.1
Johnson & Johnson	6,408,558	3.1
Chubb Ltd. (Switzerland)	6,270,342	3.0
Exxon Mobil Corp.	5,986,518	2.9
Wells Fargo & Co.	5,933,440	2.8
NextEra Energy	5,865,590	2.8
Pfizer	5,835,960	2.8
Verizon Communications	5,777,232	2.8
Bank of America Corp.	4,623,561	2.2
Tyson Foods, Class A	4,519,086	2.2

Sector Breakdown
(Based on Net Assets)
(Unaudited)

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

August 31, 2016 (Unaudited)

		Number of Shares	Value
COMMON STOCK	99.6%
COMMUNICATIONS	6.5%
TELECOMMUNICATION	4.7%
AT&T		98,400	$4,022,592
Verizon Communications		110,400	5,777,232
			9,799,824
TOWERS	1.8%
American Tower Corp.		32,100	3,639,498
TOTAL COMMUNICATIONS			13,439,322
CONSUMER—CYCLICAL	6.9%
APPAREL	1.6%
Hanesbrands		125,100	3,320,154
AUTOMOBILES	1.0%
Ford Motor Co.		159,900	2,014,740
HOME BUILDERS	0.7%
D.R. Horton		46,100	1,477,966
MEDIA	2.3%
The Walt Disney Co.		27,100	2,559,866
Time Warner		27,100	2,124,911
			4,684,777
RETAIL	0.5%
Ross Stores		17,100	1,064,304
SPECIALTY RETAIL	0.8%
Bed Bath & Beyond		36,300	1,683,231
TOTAL CONSUMER—CYCLICAL			14,245,172
CONSUMER—NON-CYCLICAL	7.3%
AGRICULTURE	1.5%
Altria Group		46,400	3,066,576
COMMERCIAL SERVICES & SUPPLIES	1.0%
Equifax		15,548	2,050,781
COSMETICS/PERSONAL CARE	0.8%
Procter & Gamble Co/The		19,165	1,673,296

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

August 31, 2016 (Unaudited)

		Number of Shares	Value
FOOD PRODUCTS	2.2%
Tyson Foods, Class A		59,800	$4,519,086
RETAIL	1.8%
CVS Caremark Corp.		40,700	3,801,380
TOTAL CONSUMER—NON-CYCLICAL			15,111,119
ELECTRIC—REGULATED ELECTRIC	0.5%
WEC Energy Group		16,500	988,020
ENERGY	11.1%
OIL & GAS	9.5%
Anadarko Petroleum Corp.		39,800	2,128,106
BP PLC (ADR) (United Kingdom)		90,800	3,074,488
ConocoPhillips		51,600	2,118,180
EOG Resources		26,600	2,353,834
Exxon Mobil Corp.		68,700	5,986,518
Marathon Petroleum Corp.		24,600	1,045,746
Noble Energy		86,600	2,985,968
			19,692,840
OIL & GAS SERVICES	1.6%
Baker Hughes		70,600	3,468,578
TOTAL ENERGY			23,161,418
FINANCIAL	22.4%
BANKS	9.7%
Bank of America Corp.		286,466	4,623,561
Comerica		22,400	1,059,296
Fifth Third Bancorp		144,425	2,911,608
Huntington Bancshares		223,300	2,235,233
PNC Financial Services Group		38,700	3,486,870
Wells Fargo & Co.		116,800	5,933,440
			20,250,008
CREDIT CARD	1.1%
Discover Financial Services		37,300	2,238,000

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

August 31, 2016 (Unaudited)

		Number of Shares	Value
DIVERSIFIED FINANCIAL SERVICES	5.5%
Ameriprise Financial		22,000	$2,223,760
BlackRock		7,120	2,654,407
JPMorgan Chase & Co.		96,100	6,486,750
			11,364,917
INSURANCE	6.1%
Assurant		17,300	1,549,215
Chubb Ltd. (Switzerland)		49,400	6,270,342
Hartford Financial Services Group		58,000	2,382,060
MGIC Investment Corp.[a]		154,200	1,247,478
Prudential Financial		15,425	1,224,437
			12,673,532
TOTAL FINANCIAL			46,526,457
HEALTH CARE	13.2%
HEALTH CARE EQUIPMENT & SUPPLIES	4.0%
Abbott Laboratories		47,100	1,979,142
Medtronic PLC (Ireland)		48,400	4,212,252
Zimmer Holdings		16,100	2,086,721
			8,278,115
HEALTH CARE PROVIDERS & SERVICES	0.9%
Cigna Corp.		15,700	2,013,682
HEALTHCARE PRODUCTS	5.0%
Johnson & Johnson		53,700	6,408,558
Patterson Cos.		44,900	2,065,400
Thermo Fisher Scientific		13,002	1,978,775
			10,452,733
PHARMACEUTICAL	3.3%
Bristol-Myers Squibb Co.		16,800	964,152
Pfizer		167,700	5,835,960
			6,800,112
TOTAL HEALTH CARE			27,544,642

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

August 31, 2016 (Unaudited)

		Number of Shares	Value
INDUSTRIALS	9.4%
AEROSPACE & DEFENSE	1.9%
General Dynamics Corp.		25,400	$3,866,388
AIR FREIGHT & COURIERS	1.7%
FedEx Corp.		22,100	3,644,953
BUILDING PRODUCTS	0.5%
Allegion PLC (Ireland)		14,600	1,039,812
DIVERSIFIED MANUFACTURING	3.8%
Eaton Corp. PLC (Ireland)		19,000	1,264,260
General Electric Co.		101,200	3,161,488
Honeywell International		29,500	3,442,945
			7,868,693
ROAD & RAIL	1.5%
CSX Corp.		109,000	3,082,520
TOTAL INDUSTRIALS			19,502,366
MATERIALS	3.4%
CHEMICALS	2.9%
Ecolab		8,700	1,070,535
LyondellBasell Industries NV, Class A (Netherlands)		21,100	1,664,579
PPG Industries		19,800	2,096,424
Trinseo SA (Luxembourg)		20,300	1,174,558
			6,006,096
METALS & MINING	0.5%
Steel Dynamics		42,000	1,034,040
TOTAL MATERIALS			7,040,136
PIPELINES—PIPELINES—C-CORP	0.5%
Kinder Morgan		52,400	1,144,940
REAL ESTATE	3.9%
RESIDENTIAL—APARTMENT	1.8%
Essex Property Trust		16,000	3,633,600
SELF STORAGE	0.4%
Extra Space Storage		11,564	931,480

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

August 31, 2016 (Unaudited)

		Number of Shares	Value
SHOPPING CENTERS—REGIONAL MALL	1.7%
Simon Property Group		16,100	$3,469,067
TOTAL REAL ESTATE			8,034,147
TECHNOLOGY	9.9%
COMPUTERS	3.3%
Apple		38,700	4,106,070
Western Digital Corp.		59,200	2,762,864
			6,868,934
INTERNET SERVICE PROVIDER	1.5%
Alphabet, Class Aa		4,000	3,159,400
SEMICONDUCTORS	1.7%
Broadcom Ltd. (Singapore)		20,100	3,546,042
SOFTWARE	1.1%
Cadence Design Systems[a]		89,800	2,284,512
TELECOMMUNICATION EQUIPMENT	2.3%
Cisco Systems		84,500	2,656,680
QUALCOMM		34,100	2,150,687
			4,807,367
TOTAL TECHNOLOGY			20,666,255
UTILITIES	4.6%
ELECTRIC UTILITIES	2.8%
NextEra Energy		48,500	5,865,590
REGULATED ELECTRIC	1.8%
Alliant Energy Corp.		98,600	3,741,870
TOTAL UTILITIES			9,607,460
TOTAL COMMON STOCK (Identified cost—$168,854,958)			207,011,454

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

August 31, 2016 (Unaudited)

		Number of Shares	Value
SHORT-TERM INVESTMENTS	0.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%[b]		300,000	$300,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$300,000)			300,000
TOTAL INVESTMENTS (Identified cost—$169,154,958)	99.8%		207,311,454
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		516,672
NET ASSETS	100.0%		$207,828,126

Glossary of Portfolio Abbreviations

ADR  American Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

a  Non-income producing security.

b  Rate quoted represents the annualized seven-day yield of the Fund.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2016 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$169,154,958)	$207,311,454
Cash	384,873
Receivable for:
Dividends	536,376
Fund shares sold	32,086
Other assets	2,068
Total Assets	208,266,857
LIABILITIES:
Payable for:
Fund shares redeemed	201,008
Shareholder servicing fees	69,951
Professional fees	59,780
Investment advisory fees	52,139
Administration fees	7,090
Distribution fees	1,313
Directors' fees	1,073
Other liabilities	46,377
Total Liabilities	438,731
NET ASSETS	$207,828,126
NET ASSETS consist of:
Paid-in capital	$160,064,435
Accumulated undistributed net investment income	150,136
Accumulated undistributed net realized gain	9,457,059
Net unrealized appreciation	38,156,496
$207,828,126

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

August 31, 2016 (Unaudited)

CLASS A SHARES:
NET ASSETS	$17,749,049
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,184,149
Net asset value and redemption price per share	$14.99
Maximum offering price per share ($14.99 ÷ 0.955)[a]	$15.70
CLASS C SHARES:
NET ASSETS	$25,892,633
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,739,838
Net asset value and offering price per share[b]	$14.88
CLASS I SHARES:
NET ASSETS	$164,165,180
Shares issued and outstanding ($0.001 par value common stock outstanding)	10,931,531
Net asset value, offering and redemption price per share	$15.02
CLASS R SHARES:
NET ASSETS	$12,194
Shares issued and outstanding ($0.001 par value common stock outstanding)	813
Net asset value, offering and redemption price per share	$15.00
CLASS Z SHARES:
NET ASSETS	$9,070
Shares issued and outstanding ($0.001 par value common stock outstanding)	604
Net asset value, offering and redemption price per share	$15.02

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended August 31, 2016 (Unaudited)

Investment Income:
Dividend income	$2,597,517
Expenses:
Investment advisory fees	821,348
Distribution fees—Class A	22,372
Distribution fees—Class C	99,801
Distribution fees—Class R	28
Shareholder servicing fees—Class A	8,949
Shareholder servicing fees—Class C	33,267
Shareholder servicing fees—Class I	56,821
Administration fees	72,964
Registration and filing fees	63,958
Professional fees	50,892
Shareholder reporting expenses	19,413
Transfer agent fees and expenses	14,034
Directors' fees and expenses	8,471
Custodian fees and expenses	7,045
Line of credit fees	852
Miscellaneous	2,857
Total Expenses	1,283,072
Reduction of Expenses (See Note 2)	(427,713)
Net Expenses	855,359
Net Investment Income (Loss)	1,742,158
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	9,903,608
Foreign currency transactions	(41)
Net realized gain (loss)	9,903,567
Net change in unrealized appreciation (depreciation) on:
Investments	15,390,964
Foreign currency translations	61
Net change in unrealized appreciation (depreciation)	15,391,025
Net realized and unrealized gain (loss)	25,294,592
Net Increase (Decrease) in Net Assets Resulting from Operations	$27,036,750

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended August 31, 2016	For the Year Ended February 29, 2016
Change in Net Assets:
From Operations:
Net investment income (loss)	$1,742,158	$2,609,120
Net realized gain (loss)	9,903,567	4,155,501
Net change in unrealized appreciation (depreciation)	15,391,025	(33,677,597)
Net increase (decrease) in net assets resulting from operations	27,036,750	(26,912,976)
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(117,880)	(180,661)
Class C	(92,356)	(77,782)
Class I	(1,409,079)	(2,268,519)
Class R	(66)	(70)
Class Z	(73)	(117)
Net realized gain:
Class A	—	(1,440,363)
Class C	—	(2,285,809)
Class I	—	(12,614,248)
Class R	—	(667)
Class Z	—	(667)
Total dividends and distributions to shareholders	(1,619,454)	(18,868,903)
Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	(23,678,291)	2,378,482
Total increase (decrease) in net assets	1,739,005	(43,403,397)
Net Assets:
Beginning of period	206,089,121	249,492,518
End of period[a]	$207,828,126	$206,089,121

a  Includes accumulated undistributed net investment income of $150,136 and $27,432, respectively.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended	For the Year Ended February 28,
Per Share Operating Performance:	August 31, 2016	2016[a]	2015	2014	2013	2012[a]
Net asset value, beginning of period	$13.30	$16.33	$16.83	$13.92	$12.47	$12.23
Income (loss) from investment operations:
Net investment income (loss)[b]	0.10	0.14	0.11	0.15	0.18	0.15
Net realized and unrealized gain (loss)	1.69	(1.92)	2.12	3.24	1.43	0.24
Total from investment operations	1.79	(1.78)	2.23	3.39	1.61	0.39
Less dividends and distributions to shareholders from:
Net investment income	(0.10)	(0.14)	(0.12)	(0.17)	(0.16)	(0.15)
Net realized gain	—	(1.11)	(2.61)	(0.31)	—	—
Total dividends and distributions to shareholders	(0.10)	(1.25)	(2.73)	(0.48)	(0.16)	(0.15)
Redemption fees retained by the Fund	—	—	—	—	—	0.00 [c]
Net increase (decrease) in net asset value	1.69	(3.03)	(0.50)	2.91	1.45	0.24
Net asset value, end of period	$14.99	$13.30	$16.33	$16.83	$13.92	$12.47
Total investment return[d,e]	13.46%[f]	–11.63%	13.88%[g]	24.77%[g]	13.01%	3.34%

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class A
	For the Six Months Ended	For the Year Ended February 28,
Ratios/Supplemental Data:	August 31, 2016	2016[a]	2015	2014	2013	2012[a]
Net assets, end of period (in millions)	$17.7	$17.0	$22.5	$27.6	$30.1	$28.1
Ratio of expenses to average daily net assets (before expense reduction)	1.35%[h]	1.37%[i]	1.33%	1.34%	1.37%[j]	1.51%[j]
Ratio of expenses to average daily net assets (net of expense reduction)	1.00%[h]	1.01%[i]	1.00%	1.00%	1.01%[j]	1.15%[j]
Ratio of net investment income to average daily net assets (before expense reduction)	1.08%[h]	0.59%	0.31%	0.64%	1.08%[j]	0.91%[j]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.43%[h]	0.95%	0.64%	0.98%	1.44%[j]	1.27%[j]
Portfolio turnover rate	31%[f]	64%	79%	83%	37%	33%

a  For the year ended February 29.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  The February 28, 2014 net asset value reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns that would be based upon the net asset value would differ from the net asset value and return reported on February 28, 2014.

h  Annualized.

i  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.36% and 1.00%, respectively.

j  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended	For the Year Ended February 28,
Per Share Operating Performance:	August 31, 2016	2016[a]	2015	2014	2013	2012[a]
Net asset value, beginning of period	$13.20	$16.22	$16.74	$13.85	$12.41	$12.17
Income (loss) from investment operations:
Net investment income (loss)[b]	0.06	0.04	(0.00)[c]	0.05	0.10	0.07
Net realized and unrealized gain (loss)	1.67	(1.91)	2.11	3.23	1.42	0.25
Total from investment operations	1.73	(1.87)	2.11	3.28	1.52	0.32
Less dividends and distributions to shareholders from:
Net investment income	(0.05)	(0.04)	(0.02)	(0.08)	(0.08)	(0.08)
Net realized gain	—	(1.11)	(2.61)	(0.31)	—	—
Total dividends and distributions to shareholders	(0.05)	(1.15)	(2.63)	(0.39)	(0.08)	(0.08)
Redemption fees retained by the Fund	—	—	—	—	—	0.00 [c]
Net increase (decrease) in net asset value	1.68	(3.02)	(0.52)	2.89	1.44	0.24
Net asset value, end of period	$14.88	$13.20	$16.22	$16.74	$13.85	$12.41
Total investment return[d,e]	13.12%[f]	–12.25%	13.19%	23.91%	12.26%	2.66%

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended	For the Year Ended February 28,
Ratios/Supplemental Data:	August 31, 2016	2016[a]	2015	2014	2013	2012[a]
Net assets, end of period (in millions)	$25.9	$25.7	$35.4	$37.0	$28.5	$31.5
Ratio of expenses to average daily net assets (before expense reduction)	2.00%[g]	2.02%[h]	1.98%	1.99%	2.02%[j]	2.16%[j]
Ratio of expenses to average daily net assets (net of expense reduction)	1.65%[g]	1.66%[h]	1.65%	1.65%	1.66%[j]	1.80%[j]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.43%[g]	(0.06)%	(0.33)%	(0.03)%	0.42%[j]	0.28%[j]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	0.78%[g]	0.30%	(0.00)%[i]	0.31%	0.78%[j]	0.64%[j]
Portfolio turnover rate	31%[f]	64%	79%	83%	37%	33%

a  For the year ended February 29.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

h  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 2.01% and 1.65%, respectively.

i  Amount is less than 0.005%.

j  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended	For the Year Ended February 28,
Per Share Operating Performance:	August 31, 2016	2016[a]	2015	2014	2013	2012[a]
Net asset value, beginning of period	$13.32	$16.36	$16.86	$13.93	$12.48	$12.24
Income (loss) from investment operations:
Net investment income (loss)[b]	0.13	0.20	0.17	0.20	0.24	0.19
Net realized and unrealized gain (loss)	1.69	(1.94)	2.12	3.25	1.41	0.25
Total from investment operations	1.82	(1.74)	2.29	3.45	1.65	0.44
Less dividends and distributions to shareholders from:
Net investment income	(0.12)	(0.19)	(0.18)	(0.21)	(0.20)	(0.20)
Net realized gain	—	(1.11)	(2.61)	(0.31)	—	—
Total dividends and distributions to shareholders	(0.12)	(1.30)	(2.79)	(0.52)	(0.20)	(0.20)
Redemption fees retained by the Fund	—	—	—	—	—	0.00 [c]
Net increase (decrease) in net asset value	1.70	(3.04)	(0.50)	2.93	1.45	0.24
Net asset value, end of period	$15.02	$13.32	$16.36	$16.86	$13.93	$12.48
Total investment return[d]	13.71%[e]	–11.35%	14.30%	25.19%	13.38%	3.72%

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended	For the Year Ended February 28,
Ratios/Supplemental Data:	August 31, 2016	2016[a]	2015	2014	2013	2012[a]
Net assets, end of period (in millions)	$164.2	$163.5	$191.6	$203.5	$190.5	$74.6
Ratio of expenses to average daily net assets (before expense reduction)	1.07%[f]	1.06%[g]	1.08%	1.06%	1.02%[h]	1.16%[h]
Ratio of expenses to average daily net assets (net of expense reduction)	0.65%[f]	0.66%[g]	0.65%	0.65%	0.68%[h]	0.80%[h]
Ratio of net investment income to average daily net assets (before expense reduction)	1.36%[f]	0.91%	0.57%	0.91%	1.48%[h]	1.27%[h]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.78%[f]	1.31%	1.00%	1.32%	1.82%[h]	1.63%[h]
Portfolio turnover rate	31%[e]	64%	79%	83%	37%	33%

a  For the year ended February 29.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Not annualized.

f  Annualized.

g  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.05% and 0.65%, respectively.

h  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
Per Share Operating Performance:	For the Six Months Ended August 31, 2016	For the Year Ended February 29, 2016	For the Period October 1, 2014[a] through February 28, 2015
Net asset value, beginning of period	$13.31	$16.35	$16.57
Income (loss) from investment operations:
Net investment income (loss)[b]	0.10	0.12	0.04
Net realized and unrealized gain (loss)	1.68	(1.93)	1.17
Total from investment operations	1.78	(1.81)	1.21
Less dividends and distributions to shareholders from:
Net investment income	(0.09)	(0.12)	(0.03)
Net realized gain	—	(1.11)	(1.40)
Total dividends and distributions to shareholders	(0.09)	(1.23)	(1.43)
Net increase (decrease) in net asset value	1.69	(3.04)	(0.22)
Net asset value, end of period	$15.00	$13.31	$16.35
Total investment return[c]	13.39%[d]	–11.81%	7.51%[d]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$12.2	$8.0	$9.9
Ratio of expenses to average daily net assets (before expense reduction)	1.50%[e]	1.52%[f]	1.49%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.15%[e]	1.16%[f]	1.15%[e]
Ratio of net investment income to average daily net assets (before expense reduction)	0.95%[e]	0.45%	0.32%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.30%[e]	0.81%	0.66%[e]
Portfolio turnover rate	31%[d]	64%	79%[d]

a  Inception date.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

f  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.51% and 1.15%, respectively.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
Per Share Operating Performance:	For the Six Months Ended August 31, 2016	For the Year Ended February 29, 2016	For the Period October 1, 2014[a] through February 28, 2015
Net asset value, beginning of period	$13.32	$16.36	$16.57
Income (loss) from investment operations:
Net investment income (loss)[b]	0.13	0.20	0.08
Net realized and unrealized gain (loss)	1.69	(1.94)	1.16
Total from investment operations	1.82	(1.74)	1.24
Less dividends and distributions to shareholders from:
Net investment income	(0.12)	(0.19)	(0.05)
Net realized gain	—	(1.11)	(1.40)
Total dividends and distributions to shareholders	(0.12)	(1.30)	(1.45)
Net increase (decrease) in net asset value	1.70	(3.04)	(0.21)
Net asset value, end of period	$15.02	$13.32	$16.36
Total investment return[c]	13.71%[d]	–11.35%	7.71%[d]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$9.1	$8.0	$9.9
Ratio of expenses to average daily net assets (before expense reduction)	1.00%[e]	1.02%[f]	0.99%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	0.65%[e]	0.66%[f]	0.65%[e]
Ratio of net investment income to average daily net assets (before expense reduction)	1.45%[e]	0.95%	0.82%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.80%[e]	1.31%	1.16%[e]
Portfolio turnover rate	31%[d]	64%	79%[d]

a  Inception date.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

f  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.01% and 0.65%, respectively.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Dividend Value Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on November 9, 2004 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund's investment objectives are to provide long-term growth of income and capital appreciation. The authorized shares of the Fund are divided into five classes designated Class A, C, I, R and Z shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 investments as of August 31, 2016.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund's investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$207,011,454	$207,011,454	$—	$—
Short-Term Investments	300,000	—	300,000	—
Total Investments[a]	$207,311,454	$207,011,454	$300,000	$—

a  Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Real Estate Investment Trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund's tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of August 31, 2016, no additional provisions for income tax are required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The investment advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at an annual rate. For the four months ended June 30, 2016, the investment advisor received a fee of 0.80% of the average daily net assets of the Fund up to and including $1.5 billion and 0.70% of the average daily net assets above $1.5 billion. On March 7, 2016, the Board of Directors of the Fund approved an amendment to the Fund's investment advisory agreement reducing the investment advisory fee to 0.70% of the average daily net assets of the Fund effective July 1, 2016.

For the six months ended August 31, 2016, and through June 30, 2018, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.00% for Class A shares, 1.65% for Class C shares, 0.65% for Class I shares, 1.15% for Class R shares and 0.65% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor. For the six months ended August 31, 2016, fees waived and/or expenses reimbursed totaled $427,713.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.04% of the average daily net assets of the Fund. For the six months ended August 31, 2016, the Fund incurred $42,876 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares, and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended August 31, 2016, the Fund has been advised that the distributor received $3,695, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $0 of CDSC relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the Distributor to the financial intermediary.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund's Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $1,256 for the six months ended August 31, 2016.

Other: At August 31, 2016, approximately 55% of the Fund's outstanding shares were owned by shareholders investing directly and by shareholders investing indirectly through an account, platform or program sponsored by a financial institution.

Investment and asset allocation decisions by either a direct shareholder or financial institution regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets at disadvantageous times or prices, and may negatively affect the Fund's net asset value.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended August 31, 2016, totaled $64,425,568 and $85,522,827, respectively.

Note 4. Income Tax Information

As of August 31, 2016, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$169,154,958
Gross unrealized appreciation	$41,395,601
Gross unrealized depreciation	(3,239,105)
Net unrealized appreciation	$38,156,496

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Capital Stock

The Fund is authorized to issue 300 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended August 31, 2016		For the Year Ended February 29, 2016
	Shares	Amount	Shares	Amount
Class A:
Sold	61,945	$890,831	227,940	$3,290,633
Issued as reinvestment of dividends and distributions	5,955	85,634	79,384	1,183,347
Redeemed	(159,824)	(2,315,806)	(407,989)	(5,977,385)
Net increase (decrease)	(91,924)	$(1,339,341)	(100,665)	$(1,503,405)
Class C:
Sold	15,176	$218,361	174,256	$2,604,237
Issued as reinvestment of dividends and distributions	2,557	36,524	60,499	897,231
Redeemed	(220,572)	(3,161,311)	(472,953)	(6,981,166)
Net increase (decrease)	(202,839)	$(2,906,426)	(238,198)	$(3,479,698)
Class I:
Sold	467,879	$6,781,802	891,417	$12,954,595
Issued as reinvestment of dividends and distributions	92,681	1,334,906	964,423	14,377,162
Redeemed	(1,897,678)	(27,552,194)	(1,297,412)	(19,970,172)
Net increase (decrease)	(1,337,118)	$(19,435,486)	558,428	$7,361,585
Class R:
Sold	208	$2,950	—	$—
Issued as reinvestments of dividends and distributions	1	12	—	—
Net increase (decrease)	209	$2,962	—	$—
Class Z:
Net increase (decrease)	—	$—	—	$—

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6. Other Risks

Common Stock Risk: While common stock has historically generated higher average returns than fixed income securities over the long-term, common stock has also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and value stocks, that is stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation, can react differently from growth stocks. These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Foreign (Non-U.S) Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund's investments in foreign securities will be subject to foreign currency risk, which means that the Fund's NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

This is not a complete list of risks that may affect the Fund. For additional information concerning the risks applicable to the Fund, please consult the Fund's prospectus.

Note 7. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 8. Subsequent Events

Management has evaluated events and transactions occurring after August 31, 2016 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and this excess could be a tax free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory agreement (the Advisory Agreement), or interested persons of any such party (Independent Directors), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a meeting of the Independent Directors held on June 7, 2016 and at a meeting of the full Board of Directors held in person on June 15, 2016, the Advisory Agreement was discussed and was unanimously continued for a term ending June 30, 2017 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Advisory Agreement, the Board of Directors reviewed materials provided by the Fund's investment advisor (the Investment Advisor) and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds (Peer Funds) and performance comparisons to a larger category universe, prepared by an independent data provider; summary information prepared by the Investment Advisor; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also considered a supplemental peer group compiled by the Investment Advisor when evaluating the Fund's performance and fees and expenses; the Investment Advisor believes the supplemental peer group is more representative of the Fund's investment strategy. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the

COHEN & STEERS DIVIDEND VALUE FUND, INC.

investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services provided by the Investment Advisor: The Board of Directors reviewed the services that the Investment Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor to its other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors also considered the education, background and experience of the Investment Advisor's personnel, particularly noting the potential benefit that the portfolio managers' work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Advisor's ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to two relevant benchmarks. The peer group selected by the independent data provider included large cap core funds. The Board of Directors noted that the Fund underperformed the Peer Funds' medians for the one- and three-year periods ended March 31, 2016, ranking in the fifth and fourth quintiles, respectively. The Board of Directors noted that the Fund slightly outperformed the Peer Funds' median for the five-year period and outperformed the Peer Funds' median for the ten-year period ended March 31, 2016, ranking in the second and first quintiles, respectively. The Board of Directors further noted that the Fund underperformed both benchmarks for the one- and five-year periods and outperformed one benchmark for the three- and ten-year periods ended March 31, 2016. The Board of Directors also considered the Fund's performance as compared to a peer group compiled by the Investment Advisor, and noted that the Fund outperformed the median performance of those funds for the three-, five- and ten-year periods ended March 31, 2016, ranking eight out of 38, twelve out of 38 and twelve out of 37, respectively. The Fund underperformed the peer group compiled by the Investment Advisor for the one-year period, ranking 22 out of 38. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund's performance during the periods. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance, the changes to the large cap value investment team in 2014 and the Investment Advisor's performance in managing other funds that invest in real estate, large cap and dividend-paying securities. The Board of Directors then determined that Fund performance, in light of all the considerations noted above, supported the continuation of the Advisory Agreement but determined to continue to closely monitor the Fund's performance and requested that the Investment Advisor provide detailed quarterly updates for this purpose.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

(iii) Cost of the services provided and profits realized by the Investment Advisor from the relationship with the Fund: The Board of Directors considered the advisory fees and administrative fees payable by the Fund as well as the total expense ratio. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund's actual management fee was lower than the Peer Funds' median, ranking in the second quintile while the Fund's contractual management fee was higher than the Peer Funds' median, ranking in the fifth quintile. The Board of Directors further noted that the Fund's overall total expense ratio was lower than the Peer Funds' median, ranking in the third quintile. The Board of Directors also noted that the Fund's actual management fee and total expense ratio are lower than the Advisor supplied peer group median, ranking 14 out of 38 and 8 out of 38, respectively. The Board of Directors considered that the Investment Advisor continues to waive a portion of its fees and/or reimburse expenses to limit overall operating expenses of the Fund. The Board of Directors also considered the recent adjustment made to the Fund's Investment Advisory Agreement. Effective July 1, 2016, the Fund's investment advisory fee was reduced by 0.10% from 0.80% to 0.70%. The Board of Directors then considered the administrative services provided by the Investment Advisor, including compliance and accounting services, and further noted that the Fund charges an administration fee payable to the Investment Advisor. In light of the considerations above, the Board of Directors concluded that the Fund's expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors noted that the Investment Advisor is currently waiving a portion of its fee and/or reimbursing expenses of the Fund. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees received by the Investment Advisor under the Administration Agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services were beneficial to the Fund. The Board of Directors noted that because of a decrease in average assets under management for the large cap value strategy which resulted in a higher allocation of costs to all large cap value portfolios, including the Fund, the Fund is currently not profitable.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors noted that the Fund's current advisory fee schedule contains a breakpoint of 10 basis points once the Fund's assets reach $1.5 billion. Effective July 1, 2016, the Fund's investment advisory fee will no longer contain a breakpoint, but will be reduced by 0.10% from 0.80% to 0.70%. The Board of Directors considered the Fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

(v) Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreement to those under other investment advisory contracts of other investment advisers managing Peer Funds. The Board of Directors also compared the services rendered, fees paid and profitability under the Advisory Agreement to those under the Investment Advisor's other advisory contracts with institutional and other clients with similar investment mandates, including subadvised mutual funds and proprietary funds. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreement were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan, LLC, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRSX

COHEN & STEERS REAL ESTATE SECURITIES FUND

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbols: CSEIX, CSCIX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS
ACTIVE COMMODITIES STRATEGY FUND

  •  Designed for investors seeking total return, investing primarily in a diversified portfolio of exchange-traded commodity future contracts and other commodity-related derivative instruments

  •  Symbols: CDFAX, CDFCX, CDFIX, CDFRX, CDFZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS
MLP & ENERGY OPPORTUNITY FUND

  •  Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

  •  Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS
LOW DURATION PREFERRED AND INCOME FUND

  •  Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

  •  Symbols: LPXAX, LPXCX, LPXIX, LPXRX, LPXZX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

  •  Symbols: CPXAX, CPXCX, CPXIX, CPRRX, CPXZX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of global real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of U.S. real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and Chairman

Joseph M. Harvey
Director and Vice President

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Dean Junkans
Director

Richard E. Kroon
Director

Gerald J. Maginnis
Director

Jane F. Magpiong
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and Chief Executive Officer

Richard E. Helm
Vice President

Tina M. Payne
Secretary and Chief Legal Officer

James Giallanza
Treasurer and Chief Financial Officer

Lisa D. Phelan
Chief Compliance Officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8123
Boston, MA 02266
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class A—DVFAX
Class C—DVFCX
Class I—DVFIX
Class R—DVFRX
Class Z—DVFZX

website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Dividend Value Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance which is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

COHEN & STEERS

DIVIDEND VALUE FUND

280 PARK AVENUE

NEW YORK, NY 10017

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Semiannual Report August 31, 2016

Cohen & Steers Dividend Value Fund

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of chief executive officer and chief financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer

Date: November 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date: November 4, 2016